Intangible Assets	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS [Abstract]
Intangible Assets
12.	INTANGIBLE ASSETS

Intangible assets consist of upfront licensing fees paid to online game licensors, software and copyrights, and intangible assets arising from business combinations. Gross carrying amounts, accumulated amortization and net book value of the Group’s intangible assets as of December 31, 2011 and 2012 are as follows:

	December 31, 2011	December 31, 2012
	RMB	RMB
Gross carrying amounts:
Upfront licensing fee paid	473,471	553,580
Software, copyrights and others	145,184	153,946
Intangible assets arising from business combinations
— Software technologies*	833,349	724,100
— Non-compete arrangements	34,848	34,848
— Trademarks	308,492	94,181
— Customer databases	14,271	19,308
	1,809,615	1,579,963
Less: accumulated amortization
Upfront licensing fees paid	(397,888)	(441,877)
Software, copyrights and others	(114,183)	(122,936)
Intangible assets arising from business combinations
— Software technologies	(293,206)	(343,422)
— Non-compete arrangements	(16,780)	(21,321)
— Trademarks	(40,984)	(26,144)
— Customer databases	(4,304)	(8,715)
	(867,345)	(964,415)
Add: Gross carrying amount of intangible assets with indefinite life*
— In-progress research and development with indefinite life	95,218	6,000

Less: accumulated impairment	(42,740)	(43,197)
Net book value	994,748	578,351

* Software technologies includes assets reclassified from in-progress research and development with indefinite life after completion of the associated research and development efforts. Amounts reclassified were nil and RMB 89.2 million during 2011 and 2012, respectively. The remaining RMB6 million of in-progress research and development had been impaired (via accumulated impairment) prior to December 31, 2011.

Amortization expense for the years ended December 31, 2010, 2011 and 2012 amounted to approximately RMB246,579, RMB278,375 and RMB188,298, respectively.

The estimated aggregate amortization expense for each of the five succeeding fiscal years is as follows:

Amortization
RMB

2013	155,139
2014	134,233
2015	114,835
2016	80,738
2017	33,496
Total	518,441